Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments contracted by the group

December 31, 2019

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	50,000	Ps.	19,614	11/15/2018	12/15/2023	TIIE 28 days (1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar-Mexican Peso	US$	47,690	Ps.	12,695	19.61	Weekly, through October 2020

Total Liabilities			Ps.	32,309

Non-current liability			Ps.	16,754

Total current liability			Ps.	15,555

(1) As of December 31, 2019, the 28-day TIIE rate was 7.55%.

December 31, 2018

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	50,000	Ps.	8,364	15/11/2018	15/12/2023	TIIE 28 days (1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar-Mexican Peso	US$	24,414	Ps.	8,265	20.06	Weekly, through June 2019

Total Liabilities			Ps.	16,629

Non-current liability			Ps.	8,120

Total current liability			Ps.	8,509

(1) As of December 31, 2018, the 28-day TIIE rate was 8.5956%.

Schedule of maturities of the notional amount
Instrument	Notional amount in thousands of	2020	2021	2022	2023	2024 and thereafter

Liabilities:
Interest rate swap	Ps.	1,458	5,833	5,833	5,833	31,043

Forwards US Dollar-Mexican Peso	US$	12,695		-	-	-